Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
As of September 30, 2024 and December 31, 2023, cash and cash equivalents were as follows:

	September 30, 2024		December 31, 2023
Cash on hand and in banks (1)	Ps.	54,877,629	Ps.	45,728,321
Highly liquid investments (2)	38,251,431		23,019,055
Total of cash and cash equivalents	Ps.	93,129,060	Ps.	68,747,376

(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term investments.